Balance Sheets - Parenthetical - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument, Unamortized Discount	$ 0	$ 17,812
Debt Instrument, Unamortized Premium	$ 0	$ 219,998
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	5,000	5,000
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	140,000,000	140,000,000
Common Stock, Shares, Issued	7,361,005	7,281,005
Common Stock, Shares, Outstanding	7,361,005	7,281,005
Series D Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000	50,000
Preferred Stock, Shares Issued		5,000